Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total		Series C Preferred Stock	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series C Preferred Stock		Common Stock		Common Stock Series A Preferred Stock	Common Stock Series B Preferred Stock	Common Stock Series C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Preferred Stock	Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital Series C Preferred Stock	AOCI Attributable to Parent	Accumulated Deficit
Beginning balance at Dec. 31, 2019		$ (18,655)			$ 52,809	$ 35,228	$ 65,222		$ 2					$ 7,354				$ (628)	$ (178,642)
Beginning balance, shares at Dec. 31, 2019	[1]				21,615,723	8,306,818	12,804,176		17,602,594
Exercise of stock options		75												75
Number of Stock Options Exercised	[1]								61,421
Stock compensation expense		2,160												2,160
Issuance of stock warrants		542												542
Net loss		(32,504)																	(32,504)
Foreign currency translation adjustments		(354)																(354)
Ending balance at Dec. 31, 2020		(48,736)			$ 52,809	$ 35,228	$ 65,222		$ 2					10,131				(982)	(211,146)
Ending balance, shares at Dec. 31, 2020	[1]				21,615,723	8,306,818	12,804,176		17,664,015
Exercise of stock options		$ 1,289												1,289
Number of Stock Options Exercised		923,200	[2]						923,200	[1]
Stock compensation expense		$ 11,634												11,634
Issuance of common stock relating to the acquisition		19,362							$ 1					19,361
Issuance of common stock relating to the acquisition	[1]								5,230,167
Issuance of shares to FP Lenders (Note 8)		22,868												22,868
Issuance of shares to FP Lenders (Note 8)	[1]								2,468,492
Exercise of Series C preferred warrants		891					$ 891
Exercise of Series C preferred warrants, Shares				146,919			146,919	[1]
Conversion of warrants to common stock		308												308
Conversion of warrants to common stock, Share	[1]								672,355
Conversion of convertible notes to common stock		70,933			$ (52,809)	$ (35,228)	$ (66,113)		$ 4		$ 2	$ 1	$ 1	70,929	$ 52,807	$ 35,227	$ 66,112
Conversion of convertible notes to common stock, shares	[1]				(21,615,723)	(8,306,818)	(12,951,095)		37,034,620		21,615,723	8,306,818	12,951,095
Issuance of common stock upon the reverse recapitalization and PIPE financing, net of merger costs	[1],[3]	206,308							$ 4					206,304
Issuance of common stock upon the reverse recapitalization and PIPE financing, net of merger costs	[1],[3]								44,288,129
Contingent earnout liability upon closing of the merger		(78,395)												(78,395)
Net loss		(19,312)																	(19,312)
Foreign currency translation adjustments		1,714																1,714
Ending balance at Dec. 31, 2021		$ 188,864							$ 15					$ 418,575				$ 732	$ (230,458)
Ending balance, shares at Dec. 31, 2021	[1]								151,154,614

[1]	The shares of the Company’s common and convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 1.7058 established in the Merger as described in Note 3.
[2]	These amounts have been adjusted to correctly present the prior period activity and options outstanding at December 31, 2020.
[3]	Included in the share number is 12,058,614 shares of Class B common stock.